Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A Preferred Stock [Member]
Preferred Stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	3,545,529	3,545,529
Preferred stock, shares issued	0	3,237,800
Preferred stock, shares outstanding	0	3,237,800
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	71,033,146
Common stock, shares issued	71,551,887	18,841,538
Common stock, shares outstanding	71,551,887	18,841,538